Related Party Transactions	12 Months Ended
Dec. 31, 2019
Related party transactions [abstract]
Related Party Transactions

NOTE 14 - Related Party Transactions

During the year ended December 31, 2019, the Company entered into the following transactions with related parties, not disclosed elsewhere in these financial statements:

i.	As at December 31, 2019, $389,127 (2018 - $296,702) was included in accounts payable and accrued liabilities owing to officers and directors of the Company in relation to management fees, professional fees and reimbursement of expenses.

ii.	The Company received $12,000 (2018 - $18,000) of rent from a company related by way of common officers.

Summary of key management personnel compensation:

Key management personnel includes those persons having authority and responsibility for planning, directing, and controlling the activities of the Company as a whole. The Company has determined that key management personnel consists of members of the Board and corporate officers, including the Company’s Chief Executive Officer and Chief Financial Officer.

	For the year ended December 31,
	2019	2018
	$	$
Management fees	1,389,747	1,360,539
Professional fees	265,456	266,150
Exploration and evaluation assets expenditures	255,977	129,872
Wages and salaries	45,172	22,919
Share-based compensation	1,889,776	2,312,347
	3,846,128	4,091,827